UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC. (GFY)

FORM N-Q

DECEMBER 31, 2015

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 51.4%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.692%	2/25/36	169,127	$141,169	(a)
Banc of America Funding Corp., 2004-B 6A1	2.192%	12/20/34	358,397	252,839	(a)
Banc of America Funding Corp., 2005-E 8A1	2.081%	6/20/35	423,579	269,298	(a)
Banc of America Funding Corp., 2015-R3 3A2	1.003%	4/29/47	1,460,000	1,277,354	(a)(b)
Bayview Commercial Asset Trust, 2006-1A B2	2.122%	4/25/36	563,765	408,232	(a)(b)
Bear Stearns Alt-A Trust, 2004-03 A1	1.062%	4/25/34	463,554	452,908	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.422%	9/25/34	45,463	45,467	(a)
Bear Stearns ARM Trust, 2004-08 11A1	2.779%	11/25/34	292,043	289,214	(a)
Chevy Chase Mortgage Funding Corp., 2004-2A A1	0.692%	5/25/35	343,702	313,330	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.672%	8/25/35	334,521	301,956	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.672%	10/25/23	300,000	311,647	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	1.002%	5/25/34	473,943	461,454	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.643%	7/20/35	933,327	806,228	(a)
Countrywide Alternative Loan Trust, 2008-2R 3A1	6.000%	8/25/37	580,281	475,125
Countrywide Home Loans, 2004-20 2A1	2.604%	9/25/34	468,833	362,360	(a)
Countrywide Home Loans, 2004-R1 2A	6.500%	11/25/34	67,880	70,068	(b)
Countrywide Home Loans, 2005-HYB9 3A1A	2.593%	2/20/36	522,172	487,855	(a)
Countrywide Home Loans, 2005-R2 2A1	7.000%	6/25/35	164,105	170,737	(b)
Countrywide Home Loans, 2006-R2 AF1	0.842%	7/25/36	137,487	126,710	(a)(b)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2004-29 2A1	0.752%	2/25/35	43,974	38,961	(a)
Countrywide Home Loans, Mortgage Pass-Through Trust, 2005-R1 1AF1	0.782%	3/25/35	221,602	199,065	(a)(b)
Credit Suisse Mortgage Trust, 2014-5R 3A1	0.421%	12/27/36	347,535	336,846	(a)(b)
Credit Suisse Mortgage Trust, 2015-10R 3A2	0.891%	10/27/46	1,110,000	905,880	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 3AR1	3.014%	6/25/34	265,248	253,704	(a)
Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 1A1A	1.163%	3/19/46	251,438	184,285	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	169,114	5,209
Federal National Mortgage Association (FNMA), 2013-25 BI, IO	3.000%	3/25/33	12,122,051	1,505,724	(c)
Federal National Mortgage Association (FNMA), 2013-62 AI, IO	3.000%	6/25/33	7,485,642	1,149,531	(c)
Federal National Mortgage Association (FNMA), STRIPS, 347 2, IO	5.000%	1/25/34	1,246,920	267,435
Federal National Mortgage Association (FNMA), STRIPS, IO, 339 30	5.500%	8/25/18	248,668	10,726	(a)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.782%	3/20/60	146,974	146,857	(a)(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.232%	5/20/60	123,563	124,779	(a)(c)
Government National Mortgage Association (GNMA), 2010-H11 FA	1.232%	6/20/60	672,555	685,020	(a)(c)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.642%	11/20/60	1,243,401	1,230,976	(a)(c)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.692%	1/20/61	140,531	140,070	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FA	0.692%	12/20/60	272,193	270,598	(a)(c)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.692%	12/20/60	254,007	252,648	(a)(c)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.642%	2/20/61	615,394	612,614	(a)(c)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.692%	2/20/61	424,444	422,701	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FD	0.692%	2/20/61	403,671	$402,366	(a)(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.692%	3/20/61	765,861	763,349	(a)(c)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.692%	4/20/61	150,251	150,760	(a)(c)
Government National Mortgage Association (GNMA), 2012-H18 NA	0.712%	8/20/62	669,127	668,646	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 SA	0.722%	10/20/62	473,538	467,240	(a)(c)
Government National Mortgage Association (GNMA), 2012-H23 WA	0.712%	10/20/62	728,625	724,791	(a)(c)
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	2,488,258	455,716	(c)
GSMPS Mortgage Loan Trust, 2005-LT1 A1	0.882%	2/25/35	73,998	70,330	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.772%	3/25/35	649,309	561,867	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.822%	4/25/36	319,197	269,010	(a)(b)
GSMSC Resecuritization Trust, 2014	0.308%	4/26/37	1,230,000	1,023,209	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.699%	1/19/35	216,350	214,888	(a)
HarborView Mortgage Loan Trust, 2005-14 3A1A	2.803%	12/19/35	110,608	98,127	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.742%	3/25/36	1,485,907	1,078,170	(a)(c)
Indymac Index Mortgage Loan Trust, 2004-AR07 A2	1.282%	9/25/34	195,533	179,893	(a)
Indymac Index Mortgage Loan Trust, 2004-AR12 A1	1.202%	12/25/34	236,814	202,378	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.766%	10/25/35	324,340	281,166	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,210,000	957,110
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	690,000	644,361	(a)(c)
JPMorgan Mortgage Trust, 2005-A3 3A4	2.327%	6/25/35	286,455	286,696	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.622%	2/25/46	687,019	474,629	(a)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	2.258%	12/25/33	84,815	83,112	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.772%	5/25/35	966,689	787,624	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.644%	5/25/36	366,261	344,418	(a)(b)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.242%	5/25/36	120,204	106,890	(a)(b)
Morgan Stanley Capital I Trust, 2007-HQ11 AJ	5.508%	2/12/44	660,000	664,989	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	2.732%	5/25/36	702,303	590,016	(a)
Morgan Stanley Reremic Trust, 2015-R2 1A1	0.953%	12/26/46	582,998	564,263	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 1B	0.953%	12/26/46	1,706,476	822,234	(a)(b)
Morgan Stanley Reremic Trust, 2015-R2 2A1	1.347%	12/26/46	943,314	923,370	(a)(b)
Morgan Stanley Reremic Trust, 2015-R4 1A1	0.471%	8/26/47	991,704	940,038	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 1A1	0.481%	7/26/45	334,415	313,281	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 2A1	0.463%	7/26/45	344,539	322,318	(a)(b)
Morgan Stanley Reremic Trust, 2015-R6 2B	0.463%	7/26/45	2,670,000	1,333,029	(a)(b)
Mortgage IT Trust, 2005-3 A1	0.722%	8/25/35	428,932	400,264	(a)
Nomura Resecuritization Trust, 2015-1R 2A2	0.559%	10/26/36	1,070,000	1,022,663	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.361%	7/26/37	939,823	913,258	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	541,105	523,542	(b)
Residential Accredit Loans Inc., 2004-QA2 A2	0.862%	6/25/34	319,625	314,690	(a)
Residential Accredit Loans Inc., 2005-QO4 2A1	0.702%	12/25/45	324,020	230,879	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.572%	7/25/23	420,000	480,586	(a)
Structured ARM Loan Trust, 2004-09XS A	0.792%	7/25/34	512,285	497,522	(a)
Structured Asset Mortgage Investments Inc., 2004-AR3 1A1	1.002%	7/19/34	338,237	326,855	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.652%	2/25/36	712,136	$561,676	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.632%	4/25/36	295,574	211,934	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.772%	3/25/35	180,808	151,291	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.772%	4/25/35	195,506	163,701	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8	0.782%	10/25/45	530,086	462,599	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.543%	10/25/34	156,966	158,747	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.812%	10/25/44	138,117	134,461	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.822%	6/25/35	672,786	508,498	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	1.222%	1/25/45	111,594	106,572	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2AB3	0.782%	7/25/45	845,813	770,136	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1C3	0.912%	10/25/45	226,069	189,612	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $41,436,055)				41,667,350

ASSET-BACKED SECURITIES - 32.9%
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	703,427	559,417
Academic Loan Funding Trust, 2013-1A A	1.222%	12/26/44	411,937	405,775	(a)(b)
Access Financial Manufactured Housing Contract Trust, 1995-1 B1	7.650%	5/15/21	211,558	117,299
Access Group Inc., 2005-B A2	0.550%	7/25/22	26,957	26,939	(a)
Adams Mill CLO Ltd., 2014-1A A2	1.751%	7/15/26	500,000	491,346	(a)(b)
ALM Loan Funding, 2013-10A B	2.921%	1/15/25	250,000	239,342	(a)(b)
Ameriquest Mortgage Securities Inc., 2002-AR1 M1	1.292%	9/25/32	132,596	121,717	(a)
Ameriquest Mortgage Securities Inc., 2005-R1 M1	1.097%	3/25/35	235,922	236,096	(a)
Apidos CLO, 2013-16A B	3.115%	1/19/25	400,000	385,941	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.547%	9/25/33	24,094	23,485	(a)
Atrium CDO Corp., 2009-A A	1.712%	2/28/24	500,000	495,100	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.322%	10/27/32	175,298	169,242	(a)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	679,665	533,241
Carlyle Global Market Strategies, 2013-4A C	3.121%	10/15/25	250,000	243,639	(a)(b)
Cavalry CLO Ltd., 2002A A	1.665%	1/17/24	250,000	246,796	(a)(b)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-1 1A7	3.985%	11/25/33	315,366	323,286
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1	1.052%	2/25/35	244,419	237,160	(a)
Citigroup Mortgage Loan Trust Inc., 2005-OPT4 M2	0.852%	7/25/35	298,133	297,156	(a)
Countrywide Asset-Backed Certificates, 2003-5 AF5	5.491%	2/25/34	631,145	638,029
Countrywide Asset-Backed Certificates, 2004-BC1 M1	1.172%	2/25/34	106,940	102,998	(a)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.322%	10/25/47	947,850	851,604	(a)(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	606,567	532,406	(a)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	479,078	503,093	(b)
Dryden Senior Loan Fund, 2014-31A C	3.167%	4/18/26	500,000	482,608	(a)(b)
Dryden Senior Loan Fund, 2014-34A D	3.921%	10/15/26	250,000	229,500	(a)(b)
EMC Mortgage Loan Trust, 2004-C A1	0.771%	3/25/31	34,110	33,903	(a)(b)
Flatiron CLO Ltd., 2013-1A B	3.065%	1/17/26	500,000	480,348	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenpoint Home Equity Loan Trust, 2004-4 A	0.891%	8/15/30	170,565	$159,698	(a)
Greenpoint Manufactured Housing, 1999-3 1A7	7.270%	6/15/29	166,485	164,641
GSAA Trust, 2006-5 2A3	0.692%	3/25/36	1,162,589	790,311	(a)
GSAMP Trust, 2004-OPT B1	2.822%	11/25/34	63,774	39,829	(a)
GSAMP Trust, 2004-SEA2 M2	1.672%	3/25/34	1,250,000	926,195	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.822%	10/25/46	350,518	290,270	(a)(b)
Home Equity Mortgage Trust, 2006-2 2A1	0.582%	7/25/36	370,620	195,204	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.682%	6/25/36	2,276,862	526,368	(a)
IXIS Real Estate Capital Trust, 2005-HE4 A3	1.102%	2/25/36	46,800	46,398	(a)
Lehman XS Trust, (Structured Asset Securities Corp.), 2005-1 2A2	1.744%	7/25/35	641,082	618,511	(a)
Lehman XS Trust, 2005-5N 3A1A	0.722%	11/25/35	251,465	216,949	(a)
Lehman XS Trust, 2006-8 2A4A	0.682%	6/25/36	1,895,690	1,201,400	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.247%	9/25/31	165,426	154,051	(a)
Long Beach Mortgage Loan Trust, 2002-1 2M1	1.547%	5/25/32	139,286	136,556	(a)
Madison Park Funding Ltd., 2013-11A C	3.066%	10/23/25	250,000	243,294	(a)(b)
Marathon CLO Ltd., 2015-8A C	4.343%	7/18/27	250,000	226,525	(a)(b)
MASTR Specialized Loan Trust, 2007-1 A	0.792%	1/25/37	411,080	270,336	(a)(b)
Morgan Stanley Capital Inc., 2003-NC9 M	1.547%	9/25/33	657,377	591,195	(a)
Morgan Stanley Capital Inc., 2004-HE8 A7	1.482%	9/25/34	74,135	68,577	(a)
Morgan Stanley Capital Inc., 2004-HES M2	2.297%	6/25/34	1,044,223	969,213	(a)(c)
New Century Home Equity Loan Trust, 2004-3 M1	1.352%	11/25/34	638,898	569,571	(a)
Novastar Home Equity Loan, 2004-1 M3	1.247%	6/25/34	690,000	651,881	(a)
Option One Mortgage Loan Trust, 2005-1 A4	1.222%	2/25/35	82,912	82,652	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	500,957	455,812	(a)
Park Place Securities Inc., 2004-WHQ2 M2	1.367%	2/25/35	279,053	278,984	(a)
Park Place Securities Inc., 2005-WHQ1 M6	1.592%	3/25/35	830,000	578,098	(a)
People’s Choice Home Loan Securities Trust, 2004-2 M1	1.322%	10/25/34	129,584	128,306	(a)
RAAC Series, 2006-RP2 A	0.471%	2/25/37	266,787	264,328	(a)(b)
RAAC Series, 2006-RP3 A	0.491%	5/25/36	588,517	535,664	(a)(b)
RAAC Series, 2007-RP3 M1	1.021%	10/25/46	1,068,746	421,309	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	3.820%	7/25/26	250,000	218,304	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.282%	6/25/33	596,289	568,720	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.302%	8/25/33	75,552	71,226	(a)
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.802%	11/25/35	933,954	832,866	(a)
Renaissance Net Interest Margin Trust, 2007-2 N	8.353%	6/25/37	128,633	1	*(b)(d)(e)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.547%	8/25/33	33,784	30,133	(a)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	14,649	15,010
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.352%	4/25/31	560,805	480,138	(a)
Residential Funding Mortgage Securities Trust, 2006-HSA3 A	0.552%	5/25/36	896,169	805,363	(a)
SACO I Trust, 2006-3 A3	0.882%	4/25/36	227,810	378,900	(a)
SACO I Trust, 2006-4 A1	0.762%	3/25/36	232,340	363,747	(a)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.617%	10/20/23	250,000	247,872	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	700,000	678,487	(b)
Structured Asset Investment Loan Trust, 2004-9 M4	2.372%	10/25/34	117,619	89,603	(a)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	318,512	333,156
Structured Asset Securities Corp., 2006-GEL1 A2	0.772%	11/25/35	22,936	22,927	(a)(b)
Structured Asset Securities Corp., 2007-BC3 2A3	0.602%	5/25/47	290,000	236,354	(a)
Venture CDO Ltd., 2014-16A A3L	3.071%	4/15/26	500,000	479,069	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $26,145,082)				26,661,468

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes (Cost - $29,174)	9.000%	1/31/20	214,800	MXN	$28,666	(b)

CORPORATE BONDS & NOTES - 37.2%
CONSUMER DISCRETIONARY - 4.3%
Auto Components - 0.1%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	90,000		92,700

Automobiles - 2.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	200,000		203,500
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	250,000		279,118	(c)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000		406,131
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000		990,687

Total Automobiles					1,879,436

Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.625%	10/1/18	30,000		33,638

Hotels, Restaurants & Leisure - 0.5%
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	200,000		194,000	(b)
MGM Resorts International, Senior Notes	7.625%	1/15/17	230,000		240,350

Total Hotels, Restaurants & Leisure					434,350

Media - 1.3%
Comcast Corp., Senior Notes	6.500%	1/15/17	400,000		421,108	(c)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	400,000		404,000
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000		177,650

Total Media					1,002,758

TOTAL CONSUMER DISCRETIONARY					3,442,882

CONSUMER STAPLES - 1.7%
Food Products - 1.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000		930,358	(b)(c)

Tobacco - 0.5%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000		428,729	(c)

TOTAL CONSUMER STAPLES					1,359,087

ENERGY - 4.8%
Energy Equipment & Services - 0.3%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000		213,859	(c)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	60,000		41,400

Total Energy Equipment & Services					255,259

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	380,000		398,637	(c)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	400,000		118,000
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000		369,375	(c)
Ecopetrol SA, Senior Notes	4.250%	9/18/18	240,000		239,400	(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	80,000		71,800	(a)(c)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	120,000		122,100	(a)(c)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	210,000		218,780	(f)
LUKOIL International Finance BV, Senior Notes	7.250%	11/5/19	240,000		259,200	(f)
Petrobras Global Finance BV, Senior Notes	7.875%	3/15/19	1,100,000		976,250	(c)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	120,000		116,387	(c)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	200,000		213,698	(f)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	500,000		367,000
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	229,000		172,910

Total Oil, Gas & Consumable Fuels					3,643,537

TOTAL ENERGY					3,898,796

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 17.7%
Banks - 11.5%
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	650,000	$652,438	(a)(g)
Bank of America Corp., Senior Notes	3.750%	7/12/16	600,000	607,601	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	647,306	(c)
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	200,000	205,154	(c)
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	900,000	910,751	(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	260,000	321,945	(a)(b)(c)(g)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	620,000	697,500	(a)(b)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	1,320,000	1,250,700	(a)(c)(g)
M&T Bank Corp., Junior Subordinated Stock	6.450%	2/15/24	1,190,000	1,255,450	(a)(c)(g)
PNC Financial Services Group Inc., Junior Subordinated	4.850%	6/1/23	990,000	930,729	(a)(c)(g)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	2/1/16	1,420,000	1,369,590	(a)(g)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	464,042	(c)

Total Banks				9,313,206

Capital Markets - 2.7%
Bank of New York Mellon Corp., Junior Subordinated Notes	4.500%	6/20/23	1,340,000	1,229,450	(a)(c)(g)
Goldman Sachs Capital III, Preferred Securities	4.000%	2/1/16	950,000	672,125	(a)(g)
Goldman Sachs Group Inc., Senior Notes	6.250%	9/1/17	300,000	321,409	(c)

Total Capital Markets				2,222,984

Consumer Finance - 1.7%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	257,063
American Express Co., Senior Notes	2.650%	12/2/22	517,000	501,636	(c)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	500,000	574,459	(c)

Total Consumer Finance				1,333,158

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	490,000	523,075

Insurance - 0.9%
MetLife Inc., Junior Subordinated Bonds	5.250%	6/15/20	680,000	693,600	(a)(c)(g)

Thrifts & Mortgage Finance - 0.3%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	240,000	242,123	(c)

TOTAL FINANCIALS				14,328,146

HEALTH CARE - 1.6%
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	300,000	303,116	(c)
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	444,115	(c)

Total Health Care Equipment & Supplies				747,231

Health Care Providers & Services - 0.2%
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	170,000	179,775

Pharmaceuticals - 0.5%
Baxalta Inc., Senior Notes	5.250%	6/23/45	400,000	402,243	(b)(c)

TOTAL HEALTH CARE				1,329,249

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.4%
Airlines - 0.1%
Air 2 US, Notes	8.027%	10/1/19	29,944	$32,039	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	42,945	48,260

Total Airlines				80,299

Construction & Engineering - 0.7%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	200,000	197,000	(b)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	700,000	371,000	(b)

Total Construction & Engineering				568,000

Industrial Conglomerates - 1.6%
General Electric Co., Junior Subordinated Bonds	4.200%	6/15/23	1,312,920	1,307,997	(a)(g)

TOTAL INDUSTRIALS				1,956,296

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	260,000	255,775

IT Services - 0.1%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	65,000	68,331	(b)

TOTAL INFORMATION TECHNOLOGY				324,106

MATERIALS - 1.4%
Chemicals - 0.2%
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	150,000	142,875	(b)

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	5.071%	10/15/18	650,000	637,000	(a)(b)(c)

Metals & Mining - 0.4%
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	150,000	31,500
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	338,000	337,695	(c)

Total Metals & Mining				369,195

TOTAL MATERIALS				1,149,070

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.7%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	158,000	164,715	(b)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	45,000	40,950
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	140,000	141,301	(c)
Telefonica Emisiones SAU, Senior Notes	3.992%	2/16/16	230,000	230,640	(c)
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	680,000	810,113	(c)

Total Diversified Telecommunication Services				1,387,719

Wireless Telecommunication Services - 1.2%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	455,000
Sprint Corp., Senior Notes	7.875%	9/15/23	620,000	467,170

Total Wireless Telecommunication Services				922,170

TOTAL TELECOMMUNICATION SERVICES				2,309,889

TOTAL CORPORATE BONDS & NOTES (Cost - $31,180,098)				30,097,521

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MORTGAGE-BACKED SECURITIES - 2.8%
GNMA - 2.8%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	195,923		$225,718	(c)
Government National Mortgage Association (GNMA) II	1.438%	8/20/58	140,183		141,897	(a)(c)
Government National Mortgage Association (GNMA) II	1.780%	10/20/59-1/20/60	722,198		738,662	(a)(c)
Government National Mortgage Association (GNMA) II	3.380%	10/20/59	4,658		5,038	(a)(c)
Government National Mortgage Association (GNMA) II	1.743%	12/20/59	151,525		154,764	(a)(c)
Government National Mortgage Association (GNMA) II	1.750%	12/20/59	665,015		678,685	(a)(c)
Government National Mortgage Association (GNMA) II	1.377%	7/20/60	146,293		148,301	(a)(c)
Government National Mortgage Association (GNMA) II	1.604%	7/20/60	152,839		155,493	(a)(c)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,243,308)					2,248,558

MUNICIPAL BONDS - 0.5%
North Carolina - 0.5%
North Carolina State Education Assistance Authority Revenue, Student Loan Backed Notes (Cost - $378,675)	1.166%	10/25/41	400,000		376,140	(a)

SENIOR LOANS - 3.5%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.1%
CSC Holdings Inc., New Term Loan B	2.924%	4/17/20	123,610		123,353	(h)(i)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	777,217		762,483	(h)(i)

Total Media					885,836

Specialty Retail - 0.3%
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	244,361		242,100	(h)(i)

TOTAL CONSUMER DISCRETIONARY					1,127,936

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Envision Healthcare Corp., Initial Term Loan	4.250%	5/25/18	235,578		234,842	(h)(i)

INDUSTRIALS - 0.4%
Airlines - 0.4%
American Airlines Inc., New Term Loan	3.250%	6/26/20	295,489		292,059	(h)(i)

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
First Data Corp., New 2018 Extended Term Loan	3.918%	3/24/18	301,701		298,307	(h)(i)

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	711,984		675,316	(h)(i)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	168,330		165,034	(h)(i)

TOTAL TELECOMMUNICATION SERVICES					840,350

TOTAL SENIOR LOANS (Cost - $2,780,939)					2,793,494

SOVEREIGN BONDS - 4.0%
Brazil - 2.0%
Federative Republic of Brazil, Notes	10.000%	1/1/21	7,582,000	BRL	1,530,329
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	384,000	BRL	92,637

Total Brazil					1,622,966

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.5%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	85,000		$102,425	(c)
United Mexican States, Senior Bonds	6.500%	6/9/22	15,090,000	MXN	903,131
United Mexican States, Senior Notes	5.550%	1/21/45	210,000		216,038	(c)

Total Mexico					1,221,594

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	254,000		403,100	(f)

TOTAL SOVEREIGN BONDS (Cost - $4,153,496)					3,247,660

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS (Cost - $72,490)			3,101		14,479	*(d)(j)

PREFERRED STOCKS - 2.6%
FINANCIALS - 2.6%
Capital Markets - 2.6%
Northern Trust Corp.	5.850%		28,000		749,280
State Street Corp.	5.900%		49,000		1,356,320	(a)

TOTAL PREFERRED STOCKS (Cost - $1,975,960)					2,105,600

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $110,395,277)					109,240,936

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,641,491)	0.073%		1,641,491		1,641,491

TOTAL INVESTMENTS - 136.9% (Cost - $112,036,768#)					110,882,427
Liabilities in Excess of Other Assets - (36.9)%					(29,894,474)

TOTAL NET ASSETS - 100.0%					$80,987,953

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of December 31, 2015.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and highly-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$41,667,350	—	$41,667,350
Asset-backed securities	—	26,661,468	—	26,661,468
Convertible bonds & notes	—	28,666	—	28,666
Corporate bonds & notes	—	30,097,521	—	30,097,521
Mortgage-backed securities	—	2,248,558	—	2,248,558
Municipal bonds	—	376,140	—	376,140
Senior loans	—	2,793,494	—	2,793,494
Sovereign bonds	—	3,247,660	—	3,247,660
Common stocks	—	—	$14,479	14,479
Preferred stocks	$2,105,600	—	—	2,105,600

Total long-term investments	$2,105,600	$107,120,857	$14,479	$109,240,936

Short-term investments†	1,641,491	—	—	1,641,491

Total investments	$3,747,091	$107,120,857	$14,479	$110,882,427

Other financial instruments:
Forward foreign currency contracts	—	$25,185	—	$25,185
OTC interest rate swaps‡	—	37,849	—	37,849
Centrally cleared interest rate swaps	—	479,541	—	479,541

Total other financial instruments	—	$542,575	—	$542,575

Total	$3,747,091	$107,663,432	$14,479	$111,425,002

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$41,153	—	—	$41,153
OTC credit default swaps on corporate issues - buy protection‡	—	$671	—	671

Total	$41,153	$671	—	$41,824

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,044,966
Gross unrealized depreciation	(6,199,307)

Net unrealized depreciation	$(1,154,341)

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2015, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Barclays Capital Inc.	0.250%	11/30/15	TBD**	$965,250	Corporate bonds & notes	$976,250
Barclays Capital Inc.	0.350%	11/30/15	TBD**	645,347	Corporate bonds & notes	693,482
Barclays Capital Inc.	0.550%	11/30/15	TBD**	202,913	Sovereign bonds	216,038
Barclays Capital Inc.	0.850%	11/30/15	TBD**	602,875	Corporate bonds & notes	637,000
Barclays Capital Inc.	0.850%	11/30/15	TBD**	94,881	Sovereign bonds	102,425
Barclays Capital Inc.	2.072%	12/28/15	1/28/16	1,784,719	Asset-backed securities	2,747,012
Barclays Capital Inc.	2.072%	12/28/15	1/28/16	686,192	Collateralized mortgage obligations	1,078,170
Deutsche Bank AG	0.650%	12/18/15	1/21/16	6,572,708	Collateralized mortgage obligations	7,063,415
Deutsche Bank AG	0.650%	12/18/15	1/21/16	2,121,141	Mortgage-backed securities	2,248,558
Deutsche Bank AG	1.370%	12/23/15	1/21/16	2,252,358	Collateralized mortgage obligations	3,110,971
Deutsche Bank AG	2.213%	12/22/15	1/21/16	1,144,000	Collateralized mortgage obligations	1,309,350
Morgan Stanley	0.850%	12/2/15	1/4/16	3,555,500	Corporate bonds & notes	3,717,504
					Cash	75,248
Morgan Stanley	1.100%	12/24/15	1/25/26	8,776,800	Corporate bonds & notes	9,468,510
					Cash	185,752
Royal Bank of Canada	0.970%	12/14/15	3/14/16	2,413,600	Corporate bonds & notes	2,536,953

				$31,818,284		$36,166,638

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At December 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	100	3/16	$12,631,778	$12,590,625	$(41,153)

At December 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	779,779	BRL	3,000,000	Citibank N.A.	1/19/16	$25,185

Abbreviations used in this table:

BRL	— Brazilian Real
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At December 31, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc.	$2,500,000	9/7/22	1.670% semi-annually	3-Month LIBOR	—	$37,849

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$25,000,000	1/20/25	1.925% semi-annually	3-Month LIBOR	$(5,437)	$479,541

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 3/20/20)	$10,000	3/20/20	3.23%	5.000% quarterly	$(671)	$134	$(805)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 22, 2016